Goodwill and Intangible Assets - Summary of Intangible Assets (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ 46,560	$ 42,044
Net Book Value	24,187	$ 28,702
Continuing Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Net Book Value	24,187
Discontinued Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	23,260,000
Accumulated Amortization	997,432
Net Book Value	$ 22,262,568
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	16 years
Patents [Member] | Continuing Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	16 years	16 years
Gross Carrying Value	$ 70,746	$ 70,746
Accumulated Amortization	46,559	42,044
Net Book Value	$ 24,187	$ 28,702
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	20 years
Customer Contracts [Member] | Discontinued Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	20 years
Gross Carrying Value	$ 12,170,000
Accumulated Amortization	337,313
Net Book Value	$ 11,832,687
Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	7 years
Trade Name [Member] | Discontinued Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	7 years
Gross Carrying Value	$ 2,220,000
Accumulated Amortization	132,143
Net Book Value	$ 2,087,857
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	7 years
Intellectual Property [Member] | Discontinued Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	7 years
Gross Carrying Value	$ 8,870,000
Accumulated Amortization	527,976
Net Book Value	$ 8,342,024